Segment Information - Sales to Company's Largest-End-Customers on Worldwide Basis (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Entity Wide Revenue Major Customer [Line Items]
Sales	$ 4,032	$ 3,965	$ 4,239	$ 4,208	$ 3,986	$ 3,915	$ 4,234	$ 4,109	$ 3,713	$ 3,426	$ 3,661	$ 3,583	$ 16,444	$ 16,244	$ 14,383
Aggregate Percent of Total Sales													61.50%	56.80%	55.40%
Volkswagen Aktiengesellschaft [Member]
Entity Wide Revenue Major Customer [Line Items]
Sales													3,863	3,466	2,801
Ford Motor Company [Member]
Entity Wide Revenue Major Customer [Line Items]
Sales													2,897	2,595	2,248
General Motors [Member]
Entity Wide Revenue Major Customer [Line Items]
Sales													1,649	1,789	1,655
Chrysler Group [Member]
Entity Wide Revenue Major Customer [Line Items]
Sales													$ 1,702	$ 1,379	$ 1,264